Intangible assets, net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net	Intangible assets, net

Changes in the Group’s intangible assets, net in 2022 and 2021 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2021
Cost	14,482	11,799	9,118	441	35,840
Accumulated amortization	—	(6,535)	(1,968)	(407)	(8,910)
Net book amount	14,482	5,264	7,150	34	26,930
Year ended December 31, 2021
Opening net book amount	14,482	5,264	7,150	34	26,930
Exchange differences	2,144	595	1,407	(4)	4,142
Additions	—	1,823	—	73	1,896
Amortization charge (i)	—	(1,197)	(366)	(68)	(1,631)
Closing net book amount	16,626	6,485	8,191	35	31,337
At December 31, 2021
Cost	16,626	14,217	10,525	510	41,878
Accumulated amortization	—	(7,732)	(2,334)	(475)	(10,541)
Net book amount	16,626	6,485	8,191	35	31,337
Year ended December 31, 2022
Opening net book amount	16,626	6,485	8,191	35	31,337
Exchange differences	1,918	732	900	1	3,551
Additions	—	2,306	423	768	3,497
Amortization charge (i)	—	(1,781)	(413)	(71)	(2,265)
Closing net book amount	18,544	7,742	9,101	733	36,120
At December 31, 2022
Cost	18,544	17,255	11,848	1,279	48,926
Accumulated amortization	—	(9,513)	(2,747)	(546)	(12,806)
Net book amount	18,544	7,742	9,101	733	36,120

(i)Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2022 and 2021, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).